Mar. 01, 2019
HARTFORD MIDCAP VALUE HLS FUND
HARTFORD MIDCAP VALUE HLS FUND

MARCH 1, 2019

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH NOVEMBER 19, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(3)	Effective March 31, 2019, the Russell 2500 Value Index will no longer be one of the Hartford MidCap Value HLS Fund’s benchmarks. Hartford Funds Management Company, LLC believes that the Russell MidCap Value Index better reflects the Hartford MidCap Value HLS Fund’s investment strategy.

This Supplement should be retained with your Statutory Prospectus for future reference.